Quarterly Holdings Report
for

Fidelity® International Bond Index Fund

March 31, 2020

IBI-QTLY-0520
1.9896129.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
		Principal Amount	Value
Australia - 0.7%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	$93,000	$57,654
1.25% 3/20/25	AUD	164,000	102,504
Western Australia Treasury Corp. 3% 10/21/26	AUD	52,000	35,911

TOTAL AUSTRALIA			196,069

Austria - 0.5%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	146,861
Belgium - 1.0%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	51,172
2.25% 5/24/29 (Reg. S)	GBP	25,000	28,759
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	100,607
KBC Groep NV 0.5% 12/3/29 (a)	EUR	100,000	95,946

TOTAL BELGIUM			276,484

Canada - 2.9%
Bank of Montreal 3.19% 3/1/28	CAD	65,000	48,317
Bank of Nova Scotia 3.1% 2/2/28	CAD	85,000	62,639
Bell Canada:
3% 10/3/22	CAD	100,000	71,264
4.45% 2/27/47	CAD	40,000	28,097
Canadian Imperial Bank of Commerce 2.43% 6/9/23	CAD	91,000	63,891
Export Development Canada 1% 12/15/20 (Reg. S)	GBP	100,000	124,745
Hydro One, Inc. 3.02% 4/5/29	CAD	30,000	21,944
Hydro-Quebec 5% 2/15/50	CAD	50,000	53,581
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	52,659
TELUS Corp. 3.95% 2/16/50	CAD	33,000	20,927
The Toronto-Dominion Bank:
0.375% 1/12/21 (Reg. S)	EUR	190,000	210,289
2.496% 12/2/24	CAD	60,000	41,968
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	19,885
4.18% 7/3/48	CAD	33,000	19,902

TOTAL CANADA			840,108

Finland - 1.4%
Nordea Bank Finland PLC 1% 11/5/24 (Reg. S)	EUR	180,000	208,919
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	197,294

TOTAL FINLAND			406,213

France - 3.1%
Banque Federative du Credit Mutuel SA 1.25% 5/26/27 (Reg. S)	EUR	100,000	109,470
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	103,580
Caisse d'Amort de la Dette Sociale 0.125% 10/25/23 (Reg. S)	EUR	100,000	111,962
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	50,000	56,718
0.75% 1/25/23 (Reg. S)	EUR	100,000	113,173
Oseo SA 0.125% 11/25/23 (Reg. S)	EUR	100,000	111,659
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	42,219
1.625% 5/26/26 (Reg. S)	EUR	37,000	35,321
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	102,939
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	111,737

TOTAL FRANCE			898,778

Germany - 2.5%
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	31,076
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	22,286
1.125% 8/8/34 (Reg. S)	EUR	27,000	22,891
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	34,179
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	31,000	40,847
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	71,711
KfW:
0% 9/30/26 (Reg. S)	EUR	70,000	77,833
0.01% 5/5/27 (Reg. S)	EUR	38,000	42,181
1.25% 8/28/23	NOK	380,000	37,248
1.375% 12/9/24 (Reg. S)	GBP	35,000	44,777
1.375% 2/2/28	SEK	310,000	33,603
1.5% 7/24/24	AUD	82,000	51,431
3.2% 9/11/26	AUD	60,000	41,169
Land Nordrhein-Westfalen:
0.625% 7/21/31 (Reg. S)	EUR	24,000	27,780
0.8% 7/30/49 (Reg. S)	EUR	20,000	23,997
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	46,251
0.875% 12/15/26 (Reg. S)	GBP	19,000	23,738
UniCredit Bank AG 0.85% 5/22/34 (Reg. S)	EUR	36,000	42,686

TOTAL GERMANY			715,684

Ireland - 0.4%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	119,307
Italy - 0.8%
Intesa Sanpaolo SpA 0.875% 6/27/22 (Reg. S)	EUR	100,000	106,686
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	116,529

TOTAL ITALY			223,215

Luxembourg - 1.3%
European Financial Stability Facility 2.25% 9/5/22 (Reg. S)	EUR	190,000	223,115
Medtronic Global Holdings SCA 0.25% 7/2/25	EUR	100,000	104,539
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	34,270

TOTAL LUXEMBOURG			361,924

Mexico - 0.6%
America Movil S.A.B. de CV 0.75% 6/26/27	EUR	100,000	105,051
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	76,307

TOTAL MEXICO			181,358

Multi-National - 0.2%
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	50,466
Netherlands - 2.4%
Bank Nederlandse Gemeenten NV:
1% 6/17/22 (Reg. S)	GBP	104,000	130,055
2.25% 8/30/22	EUR	140,000	163,896
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	102,492
Nederlandse Waterschapsbank NV 3.3% 5/2/29 (Reg. S)	AUD	40,000	28,241
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	87,988
RWE Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	37,947
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	23,963
1.75% 2/28/39 (Reg. S)	EUR	23,000	24,805
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	30,154
Volkswagen International Finance NV 1.625% 1/16/30 (Reg. S)	EUR	45,000	44,122

TOTAL NETHERLANDS			673,663

Norway - 1.0%
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	150,863
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	127,249

TOTAL NORWAY			278,112

Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (a)	EUR	100,000	104,086
Santander Issuances, SA Unipersonal 3.125% 1/19/27 (Reg. S)	EUR	100,000	108,031

TOTAL SPAIN			212,117

Sweden - 1.3%
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	115,897
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	213,822
1% 9/18/24 (Reg. S)	SEK	400,000	41,458

TOTAL SWEDEN			371,177

Switzerland - 0.3%
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	41,656
Pfandbriefbank Schweizerischer Hypothekarinstitute AG 0.5% 11/24/28 (Reg. S)	CHF	40,000	42,759

TOTAL SWITZERLAND			84,415

United Kingdom - 1.4%
HSBC Holdings PLC 3% 7/22/28 (a)	GBP	110,000	134,348
LCR Finance PLC 5.1% 3/7/51	GBP	20,000	49,658
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	107,161
Lloyds Banking Group PLC 0.625% 1/15/24 (a)	EUR	100,000	104,832

TOTAL UNITED KINGDOM			395,999

United States of America - 2.7%
AT&T, Inc. 0.25% 3/4/26	EUR	100,000	102,504
Citigroup, Inc. 2.75% 1/24/24	GBP	100,000	123,581
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	83,462
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	54,808
3.125% 7/25/29 (Reg. S)	GBP	27,000	31,901
IBM Corp. 0.5% 9/7/21	EUR	140,000	154,086
Thermo Fisher Scientific, Inc. 0.125% 3/1/25	EUR	100,000	103,573
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	122,299

TOTAL UNITED STATES OF AMERICA			776,214

TOTAL NONCONVERTIBLE BONDS
(Cost $7,644,996)			7,208,164

Government Obligations - 67.3%
Australia - 0.3%
Australian Commonwealth:
3% 3/21/47	AUD	48,000	38,324
3.25% 4/21/25 (Reg. S)	AUD	56,000	39,306

TOTAL AUSTRALIA			77,630

Austria - 1.3%
Austrian Republic:
0% 9/20/22 (Reg. S) (b)	EUR	41,000	45,845
0% 7/15/24 (Reg. S) (b)	EUR	60,000	67,156
0.5% 2/20/29 (Reg. S) (b)	EUR	24,000	27,730
0.75% 10/20/26 (Reg. S) (b)	EUR	32,000	37,494
0.75% 2/20/28 (Reg. S) (b)	EUR	26,000	30,544
1.2% 10/20/25 (Reg. S) (b)	EUR	45,000	53,751
2.4% 5/23/34(Reg. S) (b)	EUR	40,000	57,319
3.15% 6/20/44(Reg. S) (b)	EUR	10,000	17,968
4.15% 3/15/37 (b)	EUR	20,000	36,153

TOTAL AUSTRIA			373,960

Belgium - 1.7%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S)	EUR	37,000	40,937
0.2% 10/22/23 (Reg. S) (b)	EUR	109,000	122,696
0.8% 6/22/27 (b)	EUR	39,000	45,756
1.25% 4/22/33 (Reg. S)	EUR	24,000	29,906
1.6% 6/22/47 (b)	EUR	30,000	39,905
1.7% 6/22/50 (b)	EUR	23,000	31,324
1.9% 6/22/38(Reg. S) (b)	EUR	22,000	30,017
3.75% 6/22/45(Reg. S)	EUR	20,000	37,611
4% 3/28/32	EUR	30,000	48,088
5.5% 3/28/28	EUR	40,000	63,838

TOTAL BELGIUM			490,078

Canada - 4.1%
Alberta Province 2.55% 12/15/22	CAD	160,000	117,793
Canadian Government:
1% 6/1/27	CAD	58,000	42,218
1.25% 11/1/21	CAD	170,000	122,285
1.25% 6/1/30	CAD	37,000	27,501
1.5% 8/1/21	CAD	20,000	14,406
1.5% 9/1/24	CAD	58,000	42,824
1.75% 3/1/23	CAD	340,000	250,266
New Brunswick Province 3.05% 8/14/50	CAD	33,000	24,271
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	112,377
2.05% 6/2/30	CAD	59,000	42,278
2.7% 6/2/29	CAD	83,000	63,063
2.8% 6/2/48	CAD	33,000	24,583
Province of British Columbia 2.3% 6/18/26	CAD	210,000	155,328
Province of Quebec 3.5% 12/1/45	CAD	130,000	107,740
Saskatchewan Province 3.1% 6/2/50	CAD	37,000	27,637

TOTAL CANADA			1,174,570

Croatia - 0.4%
Croatia Republic 2.7% 6/15/28	EUR	100,000	116,907
Czech Republic - 0.5%
Czech Republic:
0.45% 10/25/23	CZK	3,360,000	132,413
0.75% 2/23/21	CZK	580,000	23,365

TOTAL CZECH REPUBLIC			155,778

Denmark - 1.3%
Danish Kingdom:
0.25% 11/15/20	DKK	1,420,000	210,488
0.25% 11/15/22 (Reg. S) (b)	DKK	554,000	83,497
0.5% 11/15/27	DKK	405,000	63,538
0.5% 11/15/29(Reg. S) (b)	DKK	170,000	26,748

TOTAL DENMARK			384,271

Finland - 0.3%
Finnish Government:
0% 9/15/23 (Reg. S) (b)	EUR	37,000	41,470
2.625% 7/4/42 (b)	EUR	20,000	33,025

TOTAL FINLAND			74,495

France - 7.4%
French Government:
0% 2/25/22(Reg. S)	EUR	178,000	198,087
0% 3/25/25(Reg. S)	EUR	252,000	282,667
0% 11/25/29 (Reg. S)	EUR	36,000	39,723
0.25% 11/25/26(Reg. S)	EUR	73,000	82,933
0.5% 5/25/25	EUR	123,000	141,610
0.75% 5/25/28 (Reg. S)	EUR	32,000	37,784
1% 5/25/27	EUR	76,000	90,805
1.25% 5/25/34(Reg. S)	EUR	70,000	87,521
1.25% 5/25/36(Reg. S) (b)	EUR	137,000	171,285
1.5% 5/25/31(Reg. S)	EUR	32,000	40,853
1.5% 5/25/50 (Reg. S) (b)	EUR	20,000	26,256
1.75% 6/25/39 (Reg. S) (b)	EUR	157,000	212,827
1.75% 5/25/66 (b)	EUR	33,000	48,389
2.5% 10/25/20	EUR	430,000	482,075
4.75% 4/25/35	EUR	100,000	182,634

TOTAL FRANCE			2,125,449

Germany - 2.0%
German Federal Republic:
0% 3/12/21 (Reg. S)	EUR	100,000	111,006
0% 4/8/22(Reg. S)	EUR	74,000	82,759
0% 8/15/26(Reg. S)	EUR	57,000	65,417
0% 8/15/29(Reg. S)	EUR	31,000	35,795
0% 8/15/50	EUR	91,000	99,551
1.25% 8/15/48	EUR	20,000	29,837
2.5% 7/4/44	EUR	20,000	35,864
4% 1/4/37	EUR	40,000	76,111
4.75% 7/4/40	EUR	20,000	44,393

TOTAL GERMANY			580,733

Hungary - 0.1%
Hungarian Republic 3% 6/26/24	HUF	7,530,000	24,484
Indonesia - 0.8%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	138,806
6.375% 4/15/42	IDR	900,000,000	41,744
7.5% 4/15/40	IDR	492,000,000	27,650
8.375% 4/15/39	IDR	323,000,000	19,596

TOTAL INDONESIA			227,796

Ireland - 0.5%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	44,512
1% 5/15/26(Reg. S)	EUR	37,000	43,334
1.5% 5/15/50 (Reg. S)	EUR	23,000	29,581
3.4% 3/18/24 (Reg.S)	EUR	28,000	35,287

TOTAL IRELAND			152,714

Israel - 0.3%
Israeli State:
1% 3/31/30	ILS	99,000	27,604
1.5% 1/16/29 (Reg. S)	EUR	50,000	57,619
3.75% 3/31/47	ILS	30,000	11,130

TOTAL ISRAEL			96,353

Italy - 5.6%
Buoni del Tesoro Poliennali:
0.05% 4/15/21	EUR	65,000	71,555
0.05% 1/15/23 (b)	EUR	34,000	36,989
1.35% 4/1/30 (Reg. S)	EUR	64,000	69,492
1.45% 5/15/25	EUR	80,000	90,305
1.65% 3/1/32 (b)	EUR	95,000	104,807
1.75% 7/1/24(Reg. S)	EUR	100,000	114,456
2.25% 9/1/36 (Reg. S) (b)	EUR	111,000	127,099
2.3% 10/15/21	EUR	130,000	147,666
2.5% 12/1/24	EUR	90,000	106,438
2.7% 3/1/47 (b)	EUR	82,000	96,235
3% 8/1/29	EUR	98,000	122,496
3.75% 9/1/24	EUR	80,000	99,180
3.85% 9/1/49 (b)	EUR	67,000	95,791
Italian Republic:
4.5% 3/1/26 (b)	EUR	50,000	65,915
5% 3/1/25 (b)	EUR	80,000	105,338
5% 8/1/34 (b)	EUR	20,000	30,603
5% 8/1/39 (b)	EUR	20,000	31,763
6.5% 11/1/27	EUR	50,000	75,739

TOTAL ITALY			1,591,867

Japan - 16.6%
Japan Government:
0.1% 12/20/21	JPY	9,350,000	87,300
0.1% 9/20/22	JPY	31,100,000	290,970
0.1% 9/20/23	JPY	14,600,000	136,843
0.1% 9/20/24	JPY	5,600,000	52,575
0.1% 3/20/26	JPY	8,300,000	78,179
0.1% 6/20/26	JPY	17,550,000	165,436
0.1% 9/20/26	JPY	20,350,000	191,872
0.1% 12/20/26	JPY	9,700,000	91,530
0.1% 3/20/27	JPY	13,300,000	125,602
0.1% 9/20/27	JPY	9,750,000	92,235
0.1% 12/20/27	JPY	7,850,000	74,246
0.1% 3/20/28	JPY	4,750,000	44,889
0.1% 9/20/28	JPY	11,950,000	112,785
0.1% 12/20/28	JPY	4,300,000	40,544
0.1% 6/20/29	JPY	3,900,000	36,686
0.1% 9/20/29	JPY	17,350,000	162,931
0.1% 12/20/29	JPY	4,150,000	38,906
0.2% 6/20/36	JPY	38,550,000	353,359
0.3% 12/20/24	JPY	7,650,000	72,537
0.3% 6/20/39	JPY	3,750,000	34,800
0.3% 9/20/39	JPY	32,850,000	304,719
0.3% 12/20/39	JPY	4,050,000	37,616
0.3% 6/20/46	JPY	23,500,000	213,215
0.4% 9/20/25	JPY	3,150,000	30,128
0.4% 3/20/36	JPY	24,000,000	226,985
0.4% 6/20/49	JPY	9,150,000	84,785
0.4% 9/20/49	JPY	5,450,000	50,458
0.5% 9/20/46	JPY	6,350,000	60,512
0.5% 3/20/59	JPY	6,350,000	60,395
0.6% 12/20/36	JPY	12,050,000	117,493
0.6% 12/20/37	JPY	6,700,000	65,379
0.7% 6/20/48	JPY	2,700,000	27,041
0.8% 9/20/22	JPY	30,850,000	293,569
0.8% 9/20/47	JPY	6,450,000	65,989
1.2% 3/20/35	JPY	2,800,000	29,571
1.4% 3/20/55	JPY	5,500,000	67,149
1.6% 6/20/30	JPY	4,600,000	49,561
1.6% 3/20/33	JPY	4,300,000	47,119
1.6% 12/20/33	JPY	33,050,000	363,705
1.7% 12/20/22	JPY	28,850,000	281,693

TOTAL JAPAN			4,761,307

Korea (South) - 10.1%
Korean Republic:
1.125% 9/10/39	KRW	269,990,000	200,817
1.25% 12/10/22	KRW	164,870,000	135,800
1.375% 9/10/24	KRW	633,690,000	521,122
1.375% 12/10/29	KRW	41,420,000	33,385
1.5% 3/10/25	KRW	48,600,000	40,338
1.5% 12/10/26	KRW	32,000,000	26,434
1.875% 3/10/22	KRW	28,940,000	24,095
1.875% 6/10/29	KRW	456,050,000	383,566
2% 9/10/22	KRW	672,950,000	564,160
2% 3/10/49	KRW	142,420,000	124,873
2.125% 3/10/47	KRW	29,200,000	26,160
2.25% 6/10/21	KRW	92,610,000	77,071
2.25% 9/10/23	KRW	400,280,000	339,627
2.375% 3/10/23	KRW	105,390,000	89,519
2.375% 12/10/27	KRW	50,660,000	44,235
2.375% 9/10/38	KRW	42,420,000	38,625
2.625% 3/10/48	KRW	48,020,000	47,400
3% 3/10/23	KRW	160,920,000	139,081
3.375% 9/10/23	KRW	41,520,000	36,520

TOTAL KOREA (SOUTH)			2,892,828

Malaysia - 0.3%
Malaysian Government:
4.736% 3/15/46	MYR	90,000	22,706
4.921% 7/6/48	MYR	50,000	13,178
4.935% 9/30/43	MYR	150,000	38,860

TOTAL MALAYSIA			74,744

Mexico - 1.3%
United Mexican States:
1.125% 1/17/30	EUR	100,000	94,091
5.75% 3/5/26	MXN	650,000	26,039
6.75% 3/9/23	MXN	789,000	33,686
7.25% 12/9/21	MXN	4,204,000	180,372
8% 9/5/24	MXN	1,000,000	44,631

TOTAL MEXICO			378,819

Netherlands - 1.4%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	148,000	167,039
0.25% 7/15/25 (b)	EUR	23,000	26,407
0.25% 7/15/29(Reg. S) (b)	EUR	31,000	35,882
2.5% 1/15/33 (b)	EUR	80,000	118,404
4% 1/15/37 (b)	EUR	30,000	55,434

TOTAL NETHERLANDS			403,166

New Zealand - 0.1%
New Zealand Government 1.5% 5/15/31	NZD	37,000	22,495
Norway - 0.1%
Norway Government Bond 1.5% 2/19/26 (Reg. S) (b)	NOK	295,000	29,788
Poland - 0.5%
Polish Government:
1% 3/7/29 (Reg. S)	EUR	41,000	47,890
2% 3/8/49 (Reg. S)	EUR	17,000	23,542
4% 10/25/23	PLN	97,000	25,890
4% 4/25/47	PLN	96,000	32,382

TOTAL POLAND			129,704

Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
2.875% 10/15/25 (Reg. S) (b)	EUR	22,000	27,493
2.875% 7/21/26(Reg. S) (b)	EUR	80,000	101,193
Portuguese Republic 2.25% 4/18/34 (b)	EUR	23,000	29,225

TOTAL PORTUGAL			157,911

Romania - 0.3%
Romanian Republic 3.875% 10/29/35 (Reg. S)	EUR	73,000	83,506
Russia - 0.4%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	3,503,000	45,615
7.6% 7/20/22	RUB	4,237,000	55,287

TOTAL RUSSIA			100,902

Singapore - 0.2%
Republic of Singapore:
2.25% 8/1/36	SGD	50,000	38,572
2.75% 3/1/46	SGD	20,000	17,265

TOTAL SINGAPORE			55,837

Slovakia - 0.4%
Slovakia Republic:
0% 11/13/23	EUR	50,000	54,451
3% 2/28/23 (Reg. S)	EUR	52,000	61,690

TOTAL SLOVAKIA			116,141

Slovenia - 0.1%
Republic of Slovenia 2.125% 7/28/25 (Reg. S)	EUR	32,000	38,771
Spain - 3.4%
Spanish Kingdom:
0.25% 7/30/24(Reg. S) (b)	EUR	52,000	57,507
0.45% 10/31/22	EUR	23,000	25,697
0.5% 4/30/30 (Reg. S) (b)	EUR	14,000	15,157
1.4% 4/30/28 (Reg. S) (b)	EUR	100,000	117,776
1.45% 10/31/27 (b)	EUR	100,000	117,824
1.5% 4/30/27 (Reg. S) (b)	EUR	110,000	129,930
1.6% 4/30/25 (b)	EUR	23,000	27,106
1.85% 7/30/35 (Reg. S) (b)	EUR	84,000	103,138
1.95% 4/30/26 (Reg. S) (b)	EUR	40,000	48,409
1.95% 7/30/30 (Reg. S) (b)	EUR	26,000	32,197
2.35% 7/30/33 (Reg. S) (b)	EUR	70,000	91,066
2.7% 10/31/48 (b)	EUR	69,000	96,695
5.15% 10/31/28 (b)	EUR	80,000	121,985

TOTAL SPAIN			984,487

Sweden - 0.1%
Sweden Kingdom 0.75% 11/12/29 (b)	SEK	265,000	29,089
Switzerland - 0.7%
Switzerland Confederation:
0% 6/26/34 (Reg. S)	CHF	24,000	25,527
0% 7/24/39 (Reg. S)	CHF	24,000	25,523
1.25% 5/28/26	CHF	35,000	40,287
2% 4/28/21 (Reg. S)	CHF	25,000	26,706
3.5% 4/8/33	CHF	45,000	69,695

TOTAL SWITZERLAND			187,738

Thailand - 0.9%
Kingdom of Thailand:
2.4% 12/17/23	THB	2,110,000	67,312
3.65% 6/20/31	THB	2,464,000	89,572
3.775% 6/25/32	THB	1,580,000	58,458
3.85% 12/12/25	THB	1,091,000	38,075

TOTAL THAILAND			253,417

United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S) (c)	GBP	113,000	147,974
1% 4/22/24(Reg. S) (c)	GBP	70,000	89,901
1.25% 10/22/41 (Reg. S)	GBP	31,000	41,612
1.5% 7/22/47	GBP	91,000	131,893
1.625% 10/22/54 (Reg. S) (c)	GBP	118,000	185,930
1.75% 9/7/37 (Reg. S) (c)	GBP	104,000	150,603
1.75% 1/22/49(Reg. S) (c)	GBP	40,000	61,558
4.25% 9/7/39	GBP	13,000	26,370
4.25% 12/7/40	GBP	19,000	39,196
4.25% 12/7/55	GBP	30,000	78,239

TOTAL UNITED KINGDOM			953,276

TOTAL GOVERNMENT OBLIGATIONS
(Cost $19,731,909)			19,301,011

Supranational Obligations - 6.0%
African Development Bank 0.875% 5/24/28	EUR	52,000	61,855
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	145,664
1.375% 3/7/25	GBP	25,000	31,959
Council of Europe Development Bank:
0.125% 5/25/23	EUR	23,000	25,718
1.125% 12/15/21 (Reg. S)	GBP	91,000	114,166
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	87,918
0.05% 10/17/29 (Reg. S)	EUR	23,000	25,243
0.875% 4/10/35 (Reg. S)	EUR	62,000	73,610
1.45% 9/5/40 (Reg. S)	EUR	23,000	30,227
European Investment Bank:
0.05% 10/13/34 (Reg. S)	EUR	39,000	41,565
0.875% 12/15/23 (Reg. S)	GBP	35,000	43,726
1% 9/21/26 (Reg. S)	GBP	132,000	165,817
1.75% 7/30/24 (Reg. S)	CAD	69,000	50,438
1.75% 11/12/26 (Reg. S)	SEK	240,000	26,126
3% 9/28/22	EUR	220,000	263,141
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	43,285
0.75% 9/5/28 (Reg. S)	EUR	48,000	56,417
1.125% 5/3/32 (Reg. S)	EUR	47,000	57,695
European Union 1.125% 4/4/36 (Reg. S)	EUR	49,000	61,115
Inter-American Development Bank 3.15% 6/26/29	AUD	120,000	84,485
International Bank for Reconstruction & Development:
1% 12/19/22	GBP	19,000	23,847
1.2% 8/8/34	EUR	23,000	28,964
1.8% 7/26/24	CAD	33,000	23,921
2.2% 2/27/24	AUD	59,000	37,872
2.8% 1/13/21	AUD	37,000	23,103
2.8% 1/12/22	AUD	36,000	22,920
International Finance Corp. 3.15% 6/26/29 (Reg. S)	AUD	90,000	63,123
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,751,274)			1,713,920
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.29% (d)
(Cost $543,515)		543,354	543,517
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $29,671,694)			28,766,612
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(103,304)
NET ASSETS - 100%			$28,663,308

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	220,412	USD	243,166	JPMorgan Chase Bank	4/1/20	$(73)
EUR	129,441	USD	142,487	State Street Bank and Trust Company	4/2/20	273
JPY	6,023,078	USD	55,983	Citibank NA	4/2/20	33
CAD	42,000	USD	29,804	JPMorgan Chase Bank	5/14/20	54
EUR	70,800	USD	79,484	Brown Brothers Harriman & Co.	5/14/20	(1,267)
EUR	9,000	USD	9,715	Goldman Sachs Bank USA	5/14/20	228
EUR	273,000	USD	301,019	State Street Bank and Trust Company	5/14/20	579
EUR	38,000	USD	42,632	State Street Bank and Trust Company	5/14/20	(652)
JPY	3,400,000	USD	31,615	Citibank NA	5/14/20	70
KRW	34,200,000	USD	28,727	JPMorgan Chase Bank	5/14/20	(635)
PLN	155,000	USD	39,567	Brown Brothers Harriman & Co.	5/14/20	(2,108)
SGD	150,000	USD	108,097	State Street Bank and Trust Company	5/14/20	(2,491)
THB	1,442,000	USD	45,851	JPMorgan Chase Bank	5/14/20	(1,912)
USD	471,139	AUD	704,000	Bank of America NA	5/14/20	38,028
USD	68,827	AUD	104,000	Citibank NA	5/14/20	4,845
USD	39,888	AUD	69,000	Goldman Sachs Bank USA	5/14/20	(2,561)
USD	35,049	AUD	59,000	Royal Bank of Canada	5/14/20	(1,248)
USD	62,388	AUD	94,000	State Street Bank and Trust Company	5/14/20	4,558
USD	27,687	CAD	37,000	BNP Paribas	5/14/20	1,383
USD	70,951	CAD	94,000	Bank of America NA	5/14/20	4,126
USD	1,271,021	CAD	1,681,000	Citibank NA	5/14/20	75,994
USD	17,448	CAD	24,000	Goldman Sachs Bank USA	5/14/20	386
USD	56,656	CAD	76,000	JPMorgan Chase Bank	5/14/20	2,627
USD	74,082	CAD	107,000	JPMorgan Chase Bank	5/14/20	(1,985)
USD	243,177	CAD	343,000	JPMorgan Chase Bank	5/14/20	(663)
USD	235,198	CHF	230,000	JPMorgan Chase Bank	5/14/20	(4,284)
USD	45,218	CHF	44,000	State Street Bank and Trust Company	5/14/20	(596)
USD	65,627	CZK	1,653,000	Bank of America NA	5/14/20	(906)
USD	96,696	CZK	2,239,000	Citibank NA	5/14/20	6,578
USD	343,792	DKK	2,366,000	Bank of America NA	5/14/20	(6,301)
USD	39,171	DKK	262,000	JPMorgan Chase Bank	5/14/20	403
USD	11,512,304	EUR	10,613,000	BNP Paribas	5/14/20	(212,471)
USD	50,705	EUR	46,000	BNP Paribas	5/14/20	(114)
USD	65,070	EUR	58,000	BNP Paribas	5/14/20	994
USD	105,827	EUR	97,000	BNP Paribas	5/14/20	(1,335)
USD	268,993	EUR	246,000	Bank of America NA	5/14/20	(2,777)
USD	234,521	EUR	210,000	Brown Brothers Harriman & Co.	5/14/20	2,523
USD	227,553	EUR	203,000	Citibank NA	5/14/20	3,287
USD	53,133	EUR	47,000	Goldman Sachs Bank USA	5/14/20	1,210
USD	51,220	EUR	46,000	Goldman Sachs Bank USA	5/14/20	401
USD	189,245	EUR	177,000	Goldman Sachs Bank USA	5/14/20	(6,297)
USD	29,835	EUR	27,000	JPMorgan Chase Bank	5/14/20	7
USD	398,404	EUR	368,000	JPMorgan Chase Bank	5/14/20	(8,146)
USD	267,477	EUR	242,000	JPMorgan Chase Bank	5/14/20	126
USD	6,546	EUR	6,000	Royal Bank of Canada	5/14/20	(82)
USD	174,969	EUR	161,000	State Street Bank and Trust Company	5/14/20	(2,897)
USD	353,357	EUR	324,000	State Street Bank and Trust Company	5/14/20	(4,584)
USD	186,658	EUR	167,000	State Street Bank and Trust Company	5/14/20	2,164
USD	53,949	GBP	42,000	BNP Paribas	5/14/20	1,735
USD	31,953	GBP	26,000	BNP Paribas	5/14/20	(370)
USD	36,404	GBP	29,000	Brown Brothers Harriman & Co.	5/14/20	352
USD	38,856	GBP	30,000	Citibank NA	5/14/20	1,560
USD	32,671	GBP	28,000	JPMorgan Chase Bank	5/14/20	(2,139)
USD	75,240	GBP	64,000	JPMorgan Chase Bank	5/14/20	(4,325)
USD	136,682	GBP	106,000	Royal Bank of Canada	5/14/20	4,903
USD	28,669	GBP	22,000	Royal Bank of Canada	5/14/20	1,318
USD	2,126,181	GBP	1,637,000	State Street Bank and Trust Company	5/14/20	91,073
USD	27,037	HUF	8,406,000	State Street Bank and Trust Company	5/14/20	1,309
USD	85,681	IDR	1,184,800,000	JPMorgan Chase Bank	5/14/20	13,321
USD	35,152	IDR	496,700,000	State Street Bank and Trust Company	5/14/20	4,817
USD	42,483	ILS	145,000	Goldman Sachs Bank USA	5/14/20	1,468
USD	82,072	JPY	8,800,000	BNP Paribas	5/14/20	64
USD	37,430	JPY	4,150,000	Citibank NA	5/14/20	(1,245)
USD	3,922,716	JPY	432,350,000	Goldman Sachs Bank USA	5/14/20	(106,407)
USD	43,903	JPY	4,700,000	Goldman Sachs Bank USA	5/14/20	103
USD	113,368	JPY	12,500,000	Goldman Sachs Bank USA	5/14/20	(3,121)
USD	60,994	JPY	6,800,000	JPMorgan Chase Bank	5/14/20	(2,376)
USD	74,326	JPY	8,150,000	JPMorgan Chase Bank	5/14/20	(1,625)
USD	93,051	JPY	9,950,000	JPMorgan Chase Bank	5/14/20	326
USD	87,961	JPY	9,700,000	JPMorgan Chase Bank	5/14/20	(2,435)
USD	15,765	JPY	1,750,000	JPMorgan Chase Bank	5/14/20	(543)
USD	96,804	JPY	10,450,000	JPMorgan Chase Bank	5/14/20	(581)
USD	30,114	JPY	3,200,000	Royal Bank of Canada	5/14/20	292
USD	23,926	JPY	2,550,000	State Street Bank and Trust Company	5/14/20	162
USD	56,188	KRW	67,600,000	Goldman Sachs Bank USA	5/14/20	661
USD	2,151,556	KRW	2,558,200,000	JPMorgan Chase Bank	5/14/20	50,243
USD	110,378	KRW	133,400,000	JPMorgan Chase Bank	5/14/20	803
USD	58,454	KRW	71,000,000	JPMorgan Chase Bank	5/14/20	134
USD	135,801	KRW	160,700,000	JPMorgan Chase Bank	5/14/20	3,801
USD	73,921	KRW	87,500,000	JPMorgan Chase Bank	5/14/20	2,048
USD	34,309	KRW	41,500,000	JPMorgan Chase Bank	5/14/20	221
USD	55,882	KRW	67,500,000	State Street Bank and Trust Company	5/14/20	437
USD	27,444	KRW	34,500,000	State Street Bank and Trust Company	5/14/20	(894)
USD	30,692	KRW	38,000,000	State Street Bank and Trust Company	5/14/20	(521)
USD	163,208	KRW	202,100,000	State Street Bank and Trust Company	5/14/20	(2,798)
USD	53,944	KRW	66,000,000	State Street Bank and Trust Company	5/14/20	(269)
USD	335,480	MXN	6,316,000	State Street Bank and Trust Company	5/14/20	70,925
USD	29,535	MXN	555,000	State Street Bank and Trust Company	5/14/20	6,288
USD	83,593	MYR	349,000	Goldman Sachs Bank USA	5/14/20	2,787
USD	41,868	NOK	388,000	BNP Paribas	5/14/20	4,539
USD	32,363	NOK	300,000	Bank of America NA	5/14/20	3,500
USD	23,655	NZD	37,000	State Street Bank and Trust Company	5/14/20	1,585
USD	97,571	PLN	386,000	Bank of America NA	5/14/20	4,286
USD	129,528	RUB	8,317,000	JPMorgan Chase Bank	5/14/20	24,375
USD	90,310	SEK	881,000	Bank of America NA	5/14/20	1,166
USD	42,734	SEK	414,000	Bank of America NA	5/14/20	844
USD	165,170	SGD	230,000	Goldman Sachs Bank USA	5/14/20	3,240
USD	189,978	THB	5,936,000	JPMorgan Chase Bank	5/14/20	9,104
USD	39,666	THB	1,259,000	JPMorgan Chase Bank	5/14/20	1,303
USD	48,673	THB	1,530,000	JPMorgan Chase Bank	5/14/20	2,053
USD	39,744	THB	1,280,000	JPMorgan Chase Bank	5/14/20	742
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$72,731
					Unrealized Appreciation	468,765
					Unrealized Depreciation	(396,034)

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,560,439 or 12.4% of net assets.

 (c) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $596,794.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,708
Total	$1,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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